Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenue	¥ 1,854,302	$ 265,162	¥ 1,585,640	¥ 1,365,865
Cost of revenue	(1,662,236)	(237,697)	(1,356,511)	(1,165,446)
Gross profit	192,066	27,465	229,129	200,419
Operating expenses
Selling and distribution expenses	(79,749)	(11,404)	(51,867)	(91,688)
Administrative expenses	(88,683)	(12,682)	(126,705)	(115,367)
Research and development expenses	(16,869)	(2,412)	(10,017)	(12,285)
Total operating expenses	(185,301)	(26,498)	(188,589)	(219,340)
(Loss)/income from operations	6,765	967	40,540	(18,921)
Other income/(expense)
Fair value gains/(losses)	3,524	504	(21,248)	36,500
Other incomes	50,270	7,188	11,611	2,815
Other expenses	(4,913)	(703)	(422)	(2,220)
Gain/(loss) on dissolution of subsidiaries and branches	4,844	693	(8,820)	29,312
Loss from disposal of equity investment			(59,018)
Financial income/(expenses), net	(10,033)	(1,435)	(3,941)	1,530
Total other income/(expense), net	43,692	6,247	(81,838)	67,937
(LOSS)/PROFIT BEFORE TAX	50,457	7,214	(41,298)	49,016
Income tax (expenses)/benefits	(7,747)	(1,108)	(11,090)	30,256
Net profit/(loss) for the year from continuing operations	42,710	6,106	(52,388)	79,272
Net profit from discontinued operations				17,774
Net loss attribute to non-controlling interests	(372)	(53)	(12)	(2,217)
Net profit/(loss) attribute to ordinary shareholders	¥ 43,082	$ 6,159	¥ (52,376)	¥ 99,263
Net earnings/(loss) per share:
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.59	$ 0.08	¥ (0.75)	¥ 1.13
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)				0.29
Basic net earnings/(loss) per share (in Dollars per share and Yuan Renminbi per share) | (per share)	0.59	0.08	(0.75)	1.42
Continuing operations (in Dollars per share and Yuan Renminbi per share) | (per share)	0.59	0.08	(0.75)	1.13
Discontinued operations (in Dollars per share and Yuan Renminbi per share) | (per share)				0.29
Diluted net earnings/(loss) per share (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.59	$ 0.08	¥ (0.75)	¥ 1.42
Shares used in net earnings per share computation
Basic (in Shares)	72,899,967	72,899,967	70,000,000	70,000,000
Diluted (in Shares)	72,899,967	72,899,967	70,000,000	70,000,000
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR	¥ 42,710	$ 6,106	¥ (52,388)	¥ 97,046
Comprehensive loss attribute to non-controlling interest	(372)	(53)	(12)	(2,217)
Comprehensive (loss)/income attribute to ordinary shareholders	¥ 43,082	$ 6,159	¥ (52,376)	¥ 99,263